Derivative Instruments and Other Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Outstanding Derivative Instruments
Information pertaining to outstanding derivative instruments is as follows:

	Balance Sheet Location	Derivative Assets - Fair Value		Balance Sheet Location	Derivative Liabilities - Fair Value
(Dollars in thousands)		December 31, 2017	December 31, 2016		December 31, 2017	December 31, 2016
Derivatives designated as hedging instruments under ASC Topic 815:
Interest rate contracts	Other assets	$—	$—	Other liabilities	$—	$525
Total derivatives designated as hedging instruments under ASC Topic 815		$—	$—		$—	$525
Derivatives not designated as hedging instruments under ASC Topic 815:
Interest rate contracts	Other assets	$20,446	$20,719	Other liabilities	$16,191	$20,719
Foreign exchange contracts	Other assets	7	27	Other liabilities	7	26
Forward sales contracts	Other assets	136	6,014	Other liabilities	279	794
Written and purchased options	Other assets	10,654	12,125	Other liabilities	8,656	8,098
Other contracts	Other assets	22	1	Other liabilities	21	47
Total derivatives not designated as hedging instruments under ASC Topic 815		$31,265	$38,886		$25,154	$29,684
Total		$31,265	$38,886		$25,154	$30,209

	Derivative Assets - Notional Amount		Derivative Liabilities - Notional Amount
(Dollars in thousands)	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
Derivatives designated as hedging instruments under ASC Topic 815:
Interest rate contracts	$—	$—	$108,500	$108,500
Total derivatives designated as hedging instruments under ASC Topic 815	$—	$—	$108,500	$108,500

Derivatives not designated as hedging instruments under ASC Topic 815:
Interest rate contracts	$1,218,464	$1,033,955	$1,218,464	$1,033,955
Foreign exchange contracts	268	4,474	268	4,474
Forward sales contracts	82,347	229,181	142,578	120,567
Written and purchased options	278,638	289,115	165,198	154,170
Other contracts	29,755	8,784	86,744	106,518
Total derivatives not designated as hedging instruments under ASC Topic 815	$1,609,472	$1,565,509	$1,613,252	$1,419,684
Total	$1,609,472	$1,565,509	$1,721,752	$1,528,184

Offsetting Assets
The following table reconciles the gross amounts presented in the consolidated balance sheets to the net amounts that would result in the event of offset.

	December 31, 2017
	Gross Amounts Presented in the Balance Sheet	Gross Amounts Not Offset in the Balance Sheet		Net
(Dollars in thousands)		Derivatives	Collateral (1)
Derivatives subject to master netting arrangements
Derivative assets
Interest rate contracts not designated as hedging instruments	$20,446	$(12,469)	$—	$7,977
Written and purchased options	8,610	—	—	8,610
Total derivative assets subject to master netting arrangements	$29,056	$(12,469)	$—	$16,587

Derivative liabilities
Interest rate contracts designated as hedging instruments	$—	$—	$—	$—
Interest rate contracts not designated as hedging instruments	16,191	(12,469)	(552)	3,170
Total derivative liabilities subject to master netting arrangements	$16,191	$(12,469)	$(552)	$3,170

(1)	Consists of cash collateral recorded at cost, which approximates fair value, and investment securities.

	December 31, 2016
	Gross Amounts Presented in the Balance Sheet	Gross Amounts Not Offset in the Balance Sheet		Net
(Dollars in thousands)		Derivatives	Collateral (1)
Derivatives subject to master netting arrangements
Derivative assets
Interest rate contracts not designated as hedging instruments	$20,719	$(9,677)	$—	$11,042
Written and purchased options	8,085	—	—	8,085
Total derivative assets subject to master netting arrangements	$28,804	$(9,677)	$—	$19,127

Derivative liabilities
Interest rate contracts designated as hedging instruments	$525	$—	$(181)	$344
Interest rate contracts not designated as hedging instruments	20,719	(9,677)	(1,711)	9,331
Total derivative liabilities subject to master netting arrangements	$21,244	$(9,677)	$(1,892)	$9,675

(1)	Consists of cash collateral recorded at cost, which approximates fair value, and investment securities.

Offsetting Liabilities
The following table reconciles the gross amounts presented in the consolidated balance sheets to the net amounts that would result in the event of offset.

	December 31, 2017
	Gross Amounts Presented in the Balance Sheet	Gross Amounts Not Offset in the Balance Sheet		Net
(Dollars in thousands)		Derivatives	Collateral (1)
Derivatives subject to master netting arrangements
Derivative assets
Interest rate contracts not designated as hedging instruments	$20,446	$(12,469)	$—	$7,977
Written and purchased options	8,610	—	—	8,610
Total derivative assets subject to master netting arrangements	$29,056	$(12,469)	$—	$16,587

Derivative liabilities
Interest rate contracts designated as hedging instruments	$—	$—	$—	$—
Interest rate contracts not designated as hedging instruments	16,191	(12,469)	(552)	3,170
Total derivative liabilities subject to master netting arrangements	$16,191	$(12,469)	$(552)	$3,170

(1)	Consists of cash collateral recorded at cost, which approximates fair value, and investment securities.

	December 31, 2016
	Gross Amounts Presented in the Balance Sheet	Gross Amounts Not Offset in the Balance Sheet		Net
(Dollars in thousands)		Derivatives	Collateral (1)
Derivatives subject to master netting arrangements
Derivative assets
Interest rate contracts not designated as hedging instruments	$20,719	$(9,677)	$—	$11,042
Written and purchased options	8,085	—	—	8,085
Total derivative assets subject to master netting arrangements	$28,804	$(9,677)	$—	$19,127

Derivative liabilities
Interest rate contracts designated as hedging instruments	$525	$—	$(181)	$344
Interest rate contracts not designated as hedging instruments	20,719	(9,677)	(1,711)	9,331
Total derivative liabilities subject to master netting arrangements	$21,244	$(9,677)	$(1,892)	$9,675

(1)	Consists of cash collateral recorded at cost, which approximates fair value, and investment securities.

Effect of Derivatives on the Consolidated Financial Statements
At December 31, 2017, 2016, and 2015, and for the years then ended, information pertaining to the effect of the hedging instruments on the consolidated financial statements is as follows:

								Location of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)	Amount of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion and Amount Excluded from Effectiveness Testing)
	Amount of Gain (Loss) Recognized in OCI net of taxes (Effective Portion)			Location of Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income net of taxes (Effective Portion)

(Dollars in thousands)
	For the Years Ended December 31
Derivatives in ASC Topic 815 Cash Flow Hedging Relationships	2017	2016	2015		2017	2016	2015		2017	2016	2015
Interest rate contracts	$(611)	$(328)	$38	Interest expense	$(390)	$50	$—	Interest expense	$—	$—	$—
Total	$(611)	$(328)	$38		$(390)	$50	$—		$—	$—	$—

Information pertaining to the effect of derivatives not designated as hedging instruments on the consolidated financial statements as of December 31, is as follows:

	Location of Gain (Loss) Recognized in Income on Derivatives	Amount of Gain (Loss) Recognized in Income on Derivatives
(Dollars in thousands)		2017	2016	2015
Interest rate contracts (1)	Other income	$4,750	$8,830	$4,143
Foreign exchange contracts	Other income	43	15	22
Forward sales contracts	Mortgage income	(4,115)	(1,731)	(2,947)
Written and purchased options	Mortgage income	(2,028)	(327)	274
Other contracts	Other income	51	17	—
Total		$(1,299)	$6,804	$1,492